UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21642

         CSFB ALTERNATIVE CAPITAL RELATIVE VALUE INSTITUTIONAL FUND, LLC
               (Exact name of registrant as specified in charter)

                          11 MADISON AVENUE, 13TH FLOOR
                               NEW YORK, NY 10010
               (Address of principal executive offices) (Zip code)

                                   PFPC, INC.
                         301 BELLEVUE PARKWAY, 2ND FLOOR
                              WILMINGTON, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

      ITEM 1. SCHEDULE OF INVESTMENTS.

      The Schedule(s) of Investments is attached herewith.
      June 30, 2005 (Unaudited)

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE OFFSHORE INSTITUTIONAL
FUND, LDC (1)

    Investment in CSFB Alternative Capital Relative Value Master Fund, LLC,
    at value - 65.89% (Cost $100,000)                                                $ 97,121

OTHER ASSETS IN EXCESS OF LIABILITIES - 34.11%                                         50,274
                                                                                     --------
NET ASSETS - 100.00%                                                                 $147,395
                                                                                     ========

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE INSTITUTIONAL  FUND, LLC (2)

    Investment in CSFB Alternative Capital Relative Value Offshore Institutional
    Fund, LDC, at value - 99.63% (Cost $100,000)                                     $ 98,263

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.37%                                             361
                                                                                     --------
NET ASSETS - 100.00%                                                                 $ 98,624
                                                                                     ========

(1) Invests the majority of its assets in CSFB Alternative Capital Relative Value Master Fund, LLC. The Schedule of Investments of CSFB Alternative Capital Relative Value Master Fund, LLC, is included below.

(2) Invests the majority of its assets in CSFB Alternative Capital Relative Value Offshore Institutional Fund, LDC.

CSFB Alternative Capital Relative Value Master Fund, LLC
Schedule of Investments at June 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENTS IN PORTFOLIO FUNDS  ^ # (98.51%)                       COST        FAIR VALUE
CONVERTIBLE ARBITRAGE (29.95%)
Context Convertible Arbitrage Fund, L.P.                        $1,000,000     $  970,577
Fore Convertible Fund, L.P.                                      1,000,000        950,641
Harbert Convertible Arbitrage Fund, L.P.                         1,000,000        915,075
                                                                ----------     ----------

                                                                 3,000,000      2,836,293
                                                                ----------     ----------

FIXED INCOME ARBITRAGE (20.56%)
Black River Fixed Income Relative Value
Investors Fund, Ltd                                              1,000,000        986,557
Concordia I, L.P. Class L                                        1,000,000        960,637
                                                                ----------     ----------

                                                                 2,000,000      1,947,194
                                                                ----------     ----------

GLOBAL INTEREST RATE (10.94%)
Global Interest Rate Hedged Fund, Ltd                            1,000,000      1,035,543
                                                                ----------     ----------

MULTI STRATEGY (37.06%)
Amaranth Capital Partners, LLC Series 9976                       1,000,000        983,165
AQR Absolute Return Institutional Fund, L.P.                       500,000        508,950
Stark Investments, L.P.                                          1,000,000      1,000,146
Two Sigma Spectrum U.S. Fund, L.P.                               1,000,000      1,017,364
                                                                ----------     ----------

                                                                 3,500,000      3,509,625
                                                                ----------     ----------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ^ # (COST $ 9,500,000)                     9,328,655
OTHER ASSETS, LESS LIABILITIES (1.49%)                                            140,595
                                                                               ----------
NET ASSETS (100%)                                                              $9,469,250
                                                                               ==========

      # - Non-income producing securities.

      ^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of June 30, 2005 was $9,500,000 and $9,328,655, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                          CSFB ALTERNATIVE CAPITAL RELATIVE VALUE INSTITUTIONAL
(Registrant)              FUND, LLC
            --------------------------------------------------------------------


By (Signature and Title)*       /s/ James Vos
                         -------------------------------------------------------
                          James Vos, President and Chairman of the Board (principal executive officer)

Date     8/25/05
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ James Vos
                         -------------------------------------------------------
                          James Vos, President and Chairman of the Board (principal executive officer)

Date     8/25/05
    ----------------------------------------------------------------------------


By (Signature and Title)*       /s/ Edward Poletti
                         -------------------------------------------------------
                          Edward Poletti, Chief Financial Officer and Treasurer (principal financial officer)

Date     8/24/05
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.